Subsequent event	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent event

24. Subsequent event

On April 8, 2025, the Company signed a memorandum of understanding and intended to acquire 49% shares of a company. As of the date of this consolidated financial statement, the Company is in the process of finalizing the transaction with the transferor and it is expected that the transaction will be completed before December 31, 2025.

Saved as disclosed above, the Company evaluated all events and transactions that occurred after June 30, 2025 up through November 3, 2025, which is the date that these consolidated financial statements are available to be issued, and there were no other material subsequent events that require disclosure in these consolidated financial statements.